RELATED PARTY TRANSACTIONS - Additional information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
RELATED PARTY TRANSACTIONS
Impairment of amount due from equity investees	¥ 52,142